Goodwill and Intangible Assets (Schedule of Intangible Assets by Major Asset Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 5 months 23 days
Gross Carrying Amount	$ 1,463,505	$ 1,444,418
Accumulated Amortization	(827,084)	(726,273)
Goodwill	1,875,698	1,887,963	$ 1,855,691
Indefinite lived intangible assets, including goodwill	1,875,698	1,896,732
In-process research and development
Finite and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	$ 0	8,769
Patent and license rights
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 6 months 26 days
Gross Carrying Amount	$ 338,175	312,224
Accumulated Amortization	$ (205,880)	(185,132)
Developed technology
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 4 months 28 days
Gross Carrying Amount	$ 693,294	708,509
Accumulated Amortization	$ (409,374)	(361,825)
Customer base, trademarks, and non-compete agreements
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 6 months 7 days
Gross Carrying Amount	$ 432,036	423,685
Accumulated Amortization	$ (211,830)	$ (179,316)